COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 6. COMMITMENTS AND CONTINGENCIES
Registration Rights
The holders of the Founder Shares, the holders of representative shares as well as the holders of the Placement Units (and underlying securities) and any securities issued in payment of Working Capital Loans made to the Company, are entitled to registration rights pursuant to an agreement signed on the effective date of the Initial Public Offering. The holders of a majority of these securities are entitled to make up to three demands that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination. Notwithstanding anything to the contrary, the underwriters (and/or their designees) may participate in a “piggy- back” registration only during the seven year period beginning on the effective date of the Initial Public Offering. The Company will bear the expenses incurred in connection with the filing of any such registration statements. Notwithstanding anything to the contrary, under FINRA Rule 5110, the underwriters and/or their designees may only make a demand registration (i) on one occasion and (ii) during the five-year period beginning on the effective date of the registration statement relating to the Initial Public Offering, and the underwriters and/or their designees may participate in a “piggy- back” registration only during the seven-year period beginning on the effective date of the registration statement relating to the Initial Public Offering.
Underwriting Agreement
The underwriters purchased the 3,750,000 additional Units to cover over-a llotments a
t the Initial Public Offering price, less the underwriting discounts and commissions.
The underwriters are entitled to a cash underwriting discount of: (i) one point twenty-five percent (1.25%) of the gross proceeds of the Initial Public Offering, or $3,593,750, with the underwriters’ over-allotment having been exercised in full; (ii) zero point five percent (0.50%) of the total number of shares of Class A common stock issued in the Initial Public Offering, or 143,750 shares of Class A common stock. In addition, the underwriters are entitled to a deferred underwriting commissions of three point five percent (3.50%) of the gross proceeds of the Initial Public Offering, or $10,062,500 upon closing of the Business Combination. The deferred underwriting commissions will be paid in cash upon the closing of a Business Combination from the amounts held in the Trust Account, subject to the terms of the underwriting agreement.
Right of First Refusal
Subject to certain conditions, the Company granted the underwriter, for a period of 24 months after the date of the consummation of the Business Combination, a right of first refusal to act as sole book runner, and/or sole placement agent, at the representative’s sole discretion, for each and every future public and private equity and debt offering, including all equity linked financings for the Company or any of its successors or subsidiaries. In accordance with FINRA Rule 5110(g)(6)(A), such right of first refusal shall not have a duration of more than three years from the effective date of the Registration Statement.

Agreements with certain vendors
During 2023 the Company agreed to pay a law firm a fixed amount of $
500,000 for services. The $
500,000 is payable in Private Placement Units at a price of $
10 per unit. $
300,000 was earned and payable at June 30, 2023. The Company has recorded $
414,000 of expense representing the fair value of the units earned and payable at June 30, 2023.

The dif
fer
ence between $
414,000 and $
300,000
is due to the fair value of the units on the date of issuance.

During 2023 the Company agreed to pay a law firm an amount greater than the actual fee
s a
nd expens
es in
curred if the C
om
pany completes the business combination. The greater amount is the greater of $
8 million or
130% of the actual fees. Expenses incurred
for the six months ended
June 30, 2023 related to the law firm were $
577,087
.
Legal Matters
Except as indicated below, to the knowledge of the Company’s management team, there is no litigation currently pending or contemplated against the Company, or against any of its property.
The Company is cooperating with a FINRA inquiry concerning events (specifically, a review of trading) that preceded the public announcement of the Merger Agreement. According to FINRA’s request, the inquiry should not be construed as an indication that FINRA has determined that any violations of Nasdaq rules or federal securities laws have occurred, nor as a reflection upon the merits of the securities involved or upon any person who effected transactions in such securities.
On October 20, 2023,
Robert Lowinger (the “Plaintiff”) filed a complaint against Rocket One Capital, LLC (“Rocket One”), Michael Shvartsman, Bruce Garelick, and the Company in the U.S. District Court for the Southern District of New York. According to the complaint, the Company has been named as a party in the lawsuit because the Plaintiff is seeking relief for the benefit of the Company. In the complaint, the Plaintiff contends that, in 2021, Mr. Garelick and Rocket One were directors of the Company and that they purchased securities of the Company. The Plaintiff further alleges that within a six-month period from the date of their purchases, both Mr. Garelick and Rocket One sold securities in the Company and realized profits from those sales. Additionally, the Plaintiff alleges that Mr. Shvartsman had a financial interest in the profits resulting from Rocket One’s purchases and sales of the Company’s securities. According to the Plaintiff, under Section 16(b) of the Exchange Act (15 U.S.C. §78p(b)), Rocket One, Mr. Shvartsman, and Mr. Garelick are each required to disgorge certain trading profits to the Company. As of the date of this report, the Company has not filed a response to the complaint. The case is Lowinger v. Rocket One Capital, LLC, et al., No. 1:23-cv-9243 (S.D.N.Y. Oct. 20, 2023).
Settlement in Principle
As previously disclosed in the Company’s Form 8-K filed with the SEC on July 3, 2023, the Company was the subject of an investigation (the “Investigation”) by the SEC with respect to certain statements, agreements and the timing thereof included in the Company’s registration statements on Form S-1 (the “Form S-1”) in connection with its IPO and Form S-4 relating to the business combination between the Company and TMTG.
On July 3, 2023, the Company reached an agreement in principle (the “Settlement in Principle”) in connection with the Investigation. The Settlement in Principle was subject to approval by the SEC.
On July 20, 2023, the SEC approved the Settlement in Principle, announcing settled charges against Digital World and entered a cease-and-desist order (the “Order”) finding that Digital World violated certain antifraud provisions of the Securities Act and the Exchange Act, in connection with Digital World’s IPO filings on Form S-1 and the Form S-4 concerning certain statements, agreements and omissions relating to the timing and discussions Digital World had with TMTG regarding the proposed business co mbi
nation. In the Order, Digital World agreed (i) that any amended Form S-4 filed by Digital World will be materially complete and accurate with respect to certain statements, agreements and omissions relating to the timing and discussions that Digital World had with TMTG regarding the proposed business combination and (ii) to pay a civil money penalty in an amount of $
18
million to the SEC promptly after the closing of any merger or a comparable business combination or transaction, whether with TMTG or any other entity.

Section 5.2 of the Merger Agreement provides that without the prior written consent of TMTG (such consent not to be unreasonably withheld, conditioned or delayed) the Company shall not settle or compromise any claim, action or proceeding, including any suit, action, claim, proceeding or investigation relating to the Merger Agreement or the transactions contemplated thereby, in excess of $
100,000
. As such, the Company has kept TMTG apprised of the discussions with the SEC and the Settlement in Principle. Nevertheless, TMTG is not a party to the Settlement in Principle or any related negotiation and it has not provided its consent to such settlement. Although the Company believes that it has complied with Section 5.2 of the Merger Agreement, TMTG may disagree and try to terminate the Merger Agreement.

Directors’ and Officers’ Insurance Policy
The coverage under the D&O policy is $
2.5
 million in
e
xcess of a $
5.0

million retention. The Company has submitted a notice of loss related to the above noted DOJ and SEC actions to the insurance company and has begun submittin
g informatio
n to the insurance company. Due to the early stage of this matter, there can be no assurance that the Company will be successful in recouping costs from the insurance company under its D&O policy. See Note
8
—Subsequent Events.
The Company is subject to litigation, disputes and claims in the normal course of its business. Except as noted above, the Company is not aware of any matters which could be material to the financial statements.

NOTE 7. COMMITMENTS AND CONTINGENCIES
Registration Rights
The

holders of the Founder Shares, the holders of representative shares as well as the holder
s of the Placement Units (and underlying securities) and any securities issued in payment of Working Capital Loans made to the Company, are entitled to registration rights pursuant to an agreement signed on the effective date of the Initial Public Offering. The holders of a majority of these securities are entitled to make up to three demands that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination. Notwithstanding anything to the contrary, the underwriters (and/or their designees) may participate in a “piggy-back” registration only during the seven year period beginning on the effective date of the Initial Public Offering. The Company will bear the expenses incurred in connection with the filing of any such registration statements. Notwithstanding anything to the contrary, under FINRA Rule 5110, the underwriters and/or their designees may only make a demand registration (i) on one occasion and (ii) during the five-year period beginning on the effective date of the registration statement relating to the Initial Public Offering, and the underwriters and/or their designees may participate in a “piggy-back” registration only during the seven-year period beginning on the effective date of the registration statement relating to the Initial Public Offering.
Underwriting Agreement
The
underwriters purchased the 3,750,000 additional Units to cover over-allotments at the Initial Public Offering price, less the underwriting discounts and commissions.
The
underwriters are entitled to a cash underwriting discount of: (i) one point twenty-five percent (1.25%) of the gross proceeds of the Initial Public Offering, or $3,593,750, with the underwriters’ over-allotment having been exercised in full; (ii) zero point five percent (0.50%) of the total number of shares of Class A common stock issued in the Initial Public Offering, or 143,750 shares of Class A common stock. In addition, the underwriters are entitled to a deferred underwriting commissions of three point five percent (3.50%) of the gross proceeds of the Initial Public Offering, or $10,062,500 upon closing of the Business Combination. The deferred underwriting commissions will be paid in cash upon the closing of a Business Combination from the amounts held in the Trust Account, subject to the terms of the underwriting agreement.

Right of First Refusal
Subject
to certain conditions, the Company granted the underwriter, for a period of 24 months after the date of the consummation of the Business Combination, a right of first refusal to act as sole book runner, and/or sole placement agent, at the representative’s sole discretion, for each and every future public and private equity and debt offering, including all equity linked financings for the Company or any of its successors or subsidiaries. In accordance with FINRA Rule 5110(g)(6)(A), such right of first refusal shall not have a duration of more than three years from the effective date of the Registration Statement.
Legal Matters
The Company is cooperating with a FINRA inquiry concerning events (specifically, a review of trading) that preceded the public announcement of the Merger Agreement. According to FINRA’s request, the inquiry should not be construed as an indication that FINRA has determined that any violations of Nasdaq rules or federal securities laws have occurred, nor as a reflection upon the merits of the securities involved or upon any person who effected transactions in such securities.
The
Company is also cooperating with an SEC investigation, including responding to several document requests and subpoenas from the SEC to the Company and certain of its directors seeking various documents and information regarding, among other things, meetings of the Company’s Board of Directors; communications with and the evaluation of potential targets, including TMTG; communications relating to TMTG; agreements with and payments made to certain advisors; investors, including investor meetings and agreements; the appointment of certain of the Company’s officers and directors; policies and procedures relating to trading; and documents sufficient to identify banking, telephone, and email addresses; the Company’s due diligence regarding TMTG, communications regarding and due diligence of potential targets other than TMTG; and relationships between and among the Company (and/or certain of its officers and directors) and other entities (including the Sponsor and certain advisors, including the Company’s underwriter and financial advisor in its Initial Public Offering). According to the SEC’s request and subpoena, the investigation does not mean that the SEC has concluded that anyone violated the law or that the SEC has a negative opinion of the Company or any person, entity, or security. Any resolution of the inquiry or investigation, as well as proceedings by the SEC, FINRA, or other governmental or regulatory authorities, could result in the imposition of significant fines, penalties, injunctions, prohibitions on the conduct of the Company’s business, damage to its reputation and other sanctions against it, including restrictions on its activities. See Note 11 – Subsequent Events.
The SEC also issued an order of examination pursuant to Section 8(e) of the Securities Act, with respect to the Form S-4 relating to the Transactions with TMTG, and a further subpoena in support thereof. This subpoena seeks additional documents and information with respect to, among other things, communications regarding and due diligence of potential targets other than TMTG, relationships between and among the Company (and/or certain of its officers and directors) and other entities (including the Sponsor) and certain advisors, including the Company’s underwriter and financial advisor in its Initial Public Offering), the holders of ownership interests in the Sponsor, certain elements of the transaction history for equity in the Sponsor, and certain forward-looking information about TMTG referenced in the Form S-4. Any resolution of the investigation could result in the imposition of significant penalties, injunctions, prohibitions on the conduct of the Company’s business, damage to its reputation and other sanctions against it. In addition, the Section 8(e) order of examination of the Form S-4 can be expected to delay effectiveness of the Form S-4, which could materially delay, materially impede, or prevent the consummation of the Transactions. See Note 11 – Subsequent Events.
In addition, the Company and each member of its board of directors received grand jury subpoenas seeking certain of the same documents demanded in the above-referenced SEC subpoenas, along with requests relating to the Company’s S-1 filings, communications with or about multiple individuals, and information regarding Rocket One Capital. The Company has been informed that on June 27, 2022, TMTG received a subpoena from the SEC seeking documents relating to, among other things, the Company and other potential counterparties for a business transaction involving TMTG. The Company has also been informed that on
June
30, 2022, TMTG was served with a subpoena, issued by a federal grand jury sitting in the Southern District of New York, seeking a subset of the same or similar documents demanded in subpoenas to the Company and its directors. Certain current and former TMTG personnel have also recently received individual grand jury subpoenas.
These subpoenas, and the underlying investigations by the SEC and the U.S. Department of Justice, can be expected to delay effectiveness of the Form S-4, which could materially delay, materially impede, or prevent the consummation of the
Transactions
.
Directors’ and Officers’ Insurance Policy
The
coverage under the D&O policy is $
2.5 million in excess of a $
5.0 million retention. The Company has submitted a notice of loss related to the above noted DOJ and SEC actions to the insurance company and has begun submitting information to the insurance company. Due to the early stage of this matter, there can be no assurance that the Company will be successful in recouping costs from the insurance company under its D&O policy.

See Note 11 – Subsequent Events.

The
Company is subject to litigation, disputes and claims in the normal course of its business.
Except as noted above, the Company is
 not
aware of any matters which could be material to the financial statements.